UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Accipiter Capital Management, LLC
Address: 666 5th Avenue, 35th Floor
         New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gabe Hoffman
Title: Managing Member
Phone: 212-705-8700

Signature, Place, and Date of Signing:

       /s/ Gabe Hoffman, North Palm Beach, FL, February 14, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   10
                                                ---------------

Form 13F Information Table Value Total:             $126,405
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman

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
                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AETNA INC NEW                 COM            00817Y108   17,271   372,940 S/H        OTHER           1         -   372,940         -
CIGNA CORPORATION             COM            125509109   12,476   233,373 S/H        OTHER           1         -   233,373         -
CUTERA INC                    COM            232109108    1,393   154,774 S/H        OTHER           1         -   154,774         -
FIVE STAR QUALITY CARE INC    COM            33832D106   16,427   601,651 S/H        OTHER           1         -   601,651         -
EXPRESS SCRIPTS INC COM       COM            302182100    3,014   304,207 S/H        OTHER           1         -   304,207         -
HCA HOLDINGS INC              COM            40412C101    4,987   165,303 S/H        OTHER           1         -   165,303         -
HEALTH MGMT ASSOC INC NEW     CL A           421933102   25,522 2,738,444 S/H        OTHER           1         - 2,738,444         -
HEWLETT-PACKARD COMPANY       COM            428236103    4,988   350,000 S/H        OTHER           1         -   350,000         -
TEVA PHARMACEUTICALS INDS LTD ADR            881624209   15,128   405,136 S/H        OTHER           1         -   405,136         -
WELLPOINT INC                 COM            94973V107   25,199   413,649 S/H        OTHER           1         -   413,649         -
